Group information	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Group information
Note 1. Group information
1.1 General information
Vista Energy, S.A.B. de C.V. (“VISTA”, the “Company” or the “Group”), formerly known as Vista Oil & Gas, S.A.B. de C.V., was organized as variable-capital stock company on March 22, 2017, under the laws of the United Mexican States (“Mexico”). The Company adopted the public corporation or “Sociedad Anónima Bursátil de Capital Variable” (“S.A.B. de C.V.”), on July 28, 2017.
On April 26, 2022, Vista Oil & Gas, S.A.B. de C.V. changed the Company’s corporate name to “Vista Energy S.A.B. de C.V.”.
The Company made an initial public offering in the New York Stock Exchange (“NYSE”) on July 25, 2019 and started operating under ticker symbol “VIST” as from the following day. It issued additional Series A shares in the Mexican Stock Exchange (“BMV by Spanish acronym) on the same date under ticker symbol “VISTA”.
The Company’s corporate purpose is:

(i)
Acquiring, by any legal means, all kinds of assets, shares, interests in companies, equity interests or interests in all types of companies, either profit-making or nonprofit entities, associations, business corporations, trusts or other entities operating in the energy sector, in Mexico or in another country, or in any other industry;

(ii)	Participating as a partner, shareholder or investor in all types of businesses or profit-making or nonprofit entities, associations, trusts, in Mexico or in another country, or of any other nature;

(iii)	Issuing and placing shares representing its capital stock, either through public or private offerings, in domestic or foreign securities markets;

(iv)
Issuing and placing warrants, either through public or private offerings, in relation to shares representing their capital stock or other types of securities, in domestic or foreign securities markets, and

(v)	Issuing or placing negotiable instruments, debt instruments or other guarantees, either through public or private offerings, in domestic or foreign securities markets.
The Company mainly engages in crude oil and natural gas exploration and production (“Upstream”).
As of December 2023, the Company is the owner of the following exploitation concessions through its subsidiaries:
In Argentina
In the Neuquén basin:

(i)	100% in the conventional exploitation concessions (not operated) as detailed bellow:

-	25 de Mayo - Medanito S.E., located in the Province of Río Negro and maturing in 2026;

-	Jagüel de los Machos, located in the Province of Río Negro and maturing in 2025;

-	Entre Lomas Neuquén, Entre Lomas Río Negro, both maturing in 2026;

-	Jarilla Quemada (in Agua Amarga area); located in the Province of Río Negro and maturing in 2040; and

-	Charco del Palenque (in Agua Amarga area) located in the Province of Río Negro and maturing in 2034.
All of these areas are operated by Petrolera Aconcagua Energía S.A. (“Aconcagua”) (Note 1.2.1).

(ii)	100% in the unconventional exploitation concessions (operated) as detailed bellow:

-	Bajada del Palo Oeste and Bajada del Palo Este, located in the Province of Neuquen, both maturing in 2053;

-	Aguada Federal and Bandurria Norte, located in the Province of Neuquen, both maturing in 2050.

(iii)	84.62% in Coirón Amargo Norte conventional exploitation concession (operated); located in the Province of Neuquen, maturing in 2036.

(iv)	90% in Águila Mora unconventional exploitation concession (operated); located in the Province of Neuquen, maturing in 2054.

In the Northwest basin:

(v)
1.5% in Acambuco conventional exploitation concession (not operated), composed of two exploitation plots “San Pedrito” and “Macueca”, located in the Province of Salta, with maturing in 2036 and 2040, respectively and operated by Pan American Energy.

In Mexico

(i)	100% in CS-01 area (operated), located in Tabasco, and maturing in 2047.
Additionally, as of December 31, 2023, the Company is the owner of the following transportation concessions through its subsidiaries:
In Argentina

(i)	100% in the Federal transportation concession, which extend is from Borde Montuoso oilfield (in Bajada de Palo Oeste area, Province of Neuquén) to La Escondida pumping station, maturing in 2053.

(ii)
100% in the Entre Lomas Crude oil transportation concession, which extend is from the oil pipeline connecting the crude treatment plant located in Charco Bayo oilfield in Entre Lomas area to its interconnection with the Crude oil trunk transportation system in La Escondida, maturing in 2026.

(iii)
100% in the 25 de Mayo-Medanito S.E. crude oil transportation concession, which extend is from the oil pipeline connecting the crude treatment plant located in 25 de Mayo-Medanito S.E. area (Río Negro) to its interconnection with the Crude oil trunk transportation system in “Medanito”, maturing in 2026. This concession was signed to Aconcagua in the agreement mentioned to in Note 1.2.1.

(iv)
100% in the Entre Lomas gas transportation concession, which extend is from the gas pipeline connecting the gas treatment plant located in Charco Bayo oilfield in Entre Lomas Area, to its interconnection with the gas trunk transportation system in the Province of Río Negro, maturing in 2026. This concession was signed to Aconcagua in the agreement mentioned to in Note 1.2.1.

(v)
100% in the Jarilla Quemada gas transportation concession, which extend is from the gas pipeline connecting such oilfield to the Medanito-Mainqué gas pipeline, maturing in 2048. This concession was signed to Aconcagua in the agreement mentioned to in Note 1.2.1.

Its main office is located in the City of Mexico, Mexico, at Pedregal 24, floor 4, Colonia Molino del Rey, Alcaldía Miguel Hidalgo, zip code 11040.
1.2 Significant transactions for the year
1.2.1 Agreement signed with Aconcagua related to conventional assets (“transfer of conventional assets”)
On February 23, 2023, the Company approved the agreement signed by its subsidiary Vista Energy Argentina S.A.U. (“Vista Argentina”) with Aconcagua for the operations in the following concessions of the Neuquina Basin, Argentina (the “Transaction”): (i) the Entre Lomas upstream concession located in the Province of Neuquén; (ii) Entre Lomas, Jarilla Quemada, Charco del Palenque, Jagüel de los Machos and 25 de Mayo-Medanito S.E upstream concessions located in the Province of Río Negro (jointly, the “Exploitation Concessions”); (iii) the Entre Lomas and Jarilla Quemada gas transportation concession located in the Province of Río Negro, and (iv) the 25 de Mayo-Medanito S.E. crude oil transportation concession located in the Province of Río Negro (jointly with the Exploitation concessions the “Concessions”).

The Transaction consists of a
two-phase
operation as described below:

-
The First Phase or Operating Period, which became effective on March 1, 2023, (“Effective Date”) and will remain in place until the “Closing Date”, which will be: (i) the date when Vista Argentina has received 4 (four) million barrels of crude oil and 300 (three hundred) million standard cubic meters (m
3
) of natural gas (9,300 kilocalories per m
3
); or (ii) February 28, 2027 (“Deadline”), whichever comes first.

-
If Aconcagua fails to meet the aforementioned point (i), Aconcagua undertakes to pay in cash before Deadline the undelivered production according to the average price of the Neuquén Basin for the last 12 (twelve) months.

-
The Second Phase will begin on Closing Date, and Vista Argentina and Aconcagua will request the Provinces of Río Negro and Neuquén (“the Provinces”) to approve the assignment of the Concessions. Thus, the Second Phase will end when the Concessions are transferred to Aconcagua through the Provinces’ approvals and the Transaction will then be formalized.

Under the terms of the Transaction, during the Operating Period, Vista Argentina maintains the ownership of the Concessions, and Aconcagua: (i) pays 26,468 in cash (10,000 on February 15, 2023, (“Signature Date”) and 10,734 and 5,734 in March 2024 and 2025, respectively); (ii) will operate the Concessions on an as is where is
basis, and (iii) pays 100% of Vista’s share capex, operating cost, as well as assumes any other cost, including royalties and taxes related to the operation of Concessions (Note 33).
The Concession transaction is governed by a joint operating agreement between both parties. Among other issues, it is established that Vista Argentina maintains the right to explore and develop the Vaca Muerta formation in the exploitation concessions, and that it may obtain one or more independent and separate unconventional concessions to develop such resources.
In addition, the Parties signed natural gas processing and sales agreements whereby Aconcagua undertakes to provide Vista Argentina with certain additional volumes of natural gas, and to process and deliver the natural gas applicable to Vista Argentina.
Finally, if Aconcagua fails to comply with its obligations, which either in part or in full exceed 250, Vista Argentina may regain control of the Concessions.
As a consequence of the Transaction, the Company received 10,000 in cash; and recognized: (i) an initial accounts receivable for a total amount of 205,730 in “Trade and other receivables” under “Receivable related to the transfer of conventional assets” (Note 17); (ii) a disposal of 120,529 and 5,542 in “Property, plant and equipment” and “Goodwill”, respectively (Note 13 and 14), and (iii) a gain of 89,659 in “Other operating income” under “Gain related to transfer of conventional assets” (Note 10.1).
For the year ended December 31, 2023, the Company recognized 27,539 in the consolidated statement of profit or loss under “Other non-cash costs related to the transfer of conventional assets”, mainly related to the costs for supplying the volumes of crude oil, natural gas and Liquefied Petroleum Gas (“LPG”) by Aconcagua under the agreement, which were discounted from the initial credit recognized for the transaction.